Restatement of Previously Reported Results (Tables)	12 Months Ended
Sep. 30, 2012
Restatement Of Previously Reported Results [Abstract]
Schedule Of Restatement To Operations and Comprehensive Income Loss [Table Text Block]

The effect of the restatement on the consolidated statement of operations and comprehensive income (loss) for the fifteen months ended September 30, 2010 is as follows:

	Fifteen months ended September 30 2010
	As Reported	Adjustments	Restated

Class action settlements	2,915	8,770	11,685
INCOME (LOSS) BEFORE INCOME TAXES	37,761	(8,770)	28,991
PROVISION FOR INCOME TAXES - Deferred (recovery)	101	(2,169)	(2,068)
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	26,464	(6,601)	19,863

BASIC EARNINGS PER SHARE	$1.56	$(0.39)	$1.17
DILUTED EARNINGS PER SHARE	1.51	(0.38)	1.13

The effect of the restatement on the consolidated statement of operations and comprehensive income (loss) for the year ended September 30, 2011 is as follows:

	Year ended September 30 2011
	As Reported	Adjustments	Restated

Interest expense	$-	$616	$616
Class action settlements	3,206	(2,838)	368
INCOME (LOSS) BEFORE INCOME TAXES	14,667	2,222	16,889
PROVISION FOR INCOME TAXES - Deferred (recovery)	(532)	685	153
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	9,042	1,537	10,579

BASIC EARNINGS PER SHARE	$0.52	$0.09	$0.61
DILUTED EARNINGS PER SHARE	0.51	0.09	0.60

The effect of the restatement on the consolidated statement of operations and comprehensive income (loss) for the year ended September 30, 2012 is as follows:

	Year ended September 30 2012
	As Reported	Adjustments	Restated

Interest expense	$11,623	$716	$12,339
Class action settlements	-	(69)	(69)
INCOME (LOSS) BEFORE INCOME TAXES	(56,230)	(647)	(56,877)
PROVISION FOR INCOME TAXES - Deferred (recovery)	(9,570)	(214)	(9,784)
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	(43,089)	(433)	(43,522)

BASIC EARNINGS PER SHARE	$(2.47)	$(0.03)	$(2.50)
DILUTED EARNINGS PER SHARE	(2.47)	(0.03)	(2.50)

Schedule Of Restatement To Consolidated Balance Sheet [Table Text Block]

The effect of the restatement on the consolidated balance sheets as at September 30, 2012 and 2011 is as follows:

	September 30 2011			September 30 2012
	As Reported	Adjustments	Restated	As Reported	Adjustments	Restated

Other receivables	$12,575	$-	$12,575	$17,332	$2,149	$19,481
Deferred tax assets (current)	1,528	1,484	3,012	10,486	1,697	12,183
Long term receivable	681	-	681	2,609	(2,149)	460
Accrued liabilities	21,194	6,548	27,742	20,688	7,194	27,882
Retained earnings (deficit)	37,019	(5,064)	31,955	(12,339)	(5,497)	(17,836)

Schedule Of Restatement To Consolidated Statement Cash Flows [Table Text Block]

The effect of the restatement on the consolidated statement of cash flows for the fifteen months ended September 30, 2010 is as follows:

	Fifteen months ended September 30 2010
	As Reported	Adjustments	Restated

Net income (loss)	$26,464	$(6,601)	$19,863
Deferred income taxes (recovery)	101	(2,169)	(2,068)
Other receivables and long-term receivables	(7,462)	800	(6,662)
Accounts payable and accrued liabilities	2,262	7,970	10,232

            The effect of the restatement on the consolidated statement of cash flows for the years ended September 30, 2011 is as follows:

	Year ended September 30 2011
	As Reported	Adjustments	Restated

Net income (loss)	$9,042	$1,537	$10,579
Deferred income taxes (recovery)	(532)	685	153
Other receivables and long-term receivables	(2,866)	(800)	(3,666)
Accounts payable and accrued liabilities	4,364	(1,422)	2,942

The effect of the restatement on the consolidated statement of cash flows for the years ended September 30, 2012 is as follows:

	Year ended September 30 2012
	As Reported	Adjustments	Restated

Net income (loss)	$(43,089)	$(433)	$(43,522)
Deferred income taxes (recovery)	(9,570)	(214)	(9,784)
Other receivables and long-term receivables	(6,685)	-	(6,685)
Accounts payable and accrued liabilities	(430)	647	217